Mortgage Servicing Rights	12 Months Ended
Dec. 31, 2017
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Mortgage Servicing Rights

NOTE 9	Mortgage Servicing Rights

The Company serviced $234.7 billion of residential mortgage loans for others at December 31, 2017, and $232.6 billion at December 31, 2016, which include subserviced mortgages with no corresponding MSRs asset. The net impact included in mortgage banking revenue of fair value changes of MSRs due to changes in valuation assumptions and derivatives used to economically hedge MSRs were net gains of $15 million, $7 million and $23 million for the years ended December 31, 2017, 2016 and 2015, respectively. Loan servicing and ancillary fees, not including valuation changes, included in mortgage banking revenue were $746 million, $750 million and $728 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2017	2016	2015
Balance at beginning of period	$2,591	$2,512	$2,338
Rights purchased	13	43	29
Rights capitalized	445	524	632
Changes in fair value of MSRs
Due to fluctuations in market interest rates(a)	(23)	(55)	(58)
Due to revised assumptions or models(b)	18	19	10
Other changes in fair value(c)	(399)	(452)	(439)

Balance at end of period	$2,645	$2,591	$2,512
(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)	Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income and option adjusted spread, as well as the impact of any model changes.
(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2017						2016
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(520)	$(231)	$(109)	$95	$177	$302	$(476)	$(209)	$(98)	$85	$159	$270
Derivative instrument hedges	453	216	105	(96)	(184)	(336)	375	180	88	(84)	(165)	(314)
Net sensitivity	$(67)	$(15)	$(4)	$(1)	$(7)	$(34)	$(101)	$(29)	$(10)	$1	$(6)	$(44)

The fair value of MSRs and their sensitivity to changes in interest rates is influenced by the mix of the servicing portfolio and characteristics of each segment of the portfolio. The Company’s servicing portfolio consists of the distinct portfolios of government-insured mortgages, conventional mortgages and Housing Finance Agency (“HFA”) mortgages. The servicing portfolios are predominantly comprised of fixed-rate agency loans with limited adjustable-rate or jumbo mortgage loans. The HFA division specializes in servicing loans made under state and local housing authority programs. These programs provide mortgages to low-income and moderate-income borrowers and are generally government-insured programs with a favorable rate subsidy, down payment and/or closing cost assistance.

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2017				2016
(Dollars in Millions)	HFA	Government	Conventional(c)	Total	HFA	Government	Conventional(c)	Total
Servicing portfolio(a)	$40,737	$36,756	$155,353	$232,846	$34,746	$37,530	$157,771	$230,047
Fair value	$450	$428	$1,767	$2,645	$398	$422	$1,771	$2,591
Value (bps)(b)	110	116	114	114	115	112	112	113
Weighted-average servicing fees (bps)	35	34	27	29	36	34	27	30
Multiple (value/servicing fees)	3.17	3.38	4.24	3.86	3.19	3.29	4.15	3.77
Weighted-average note rate	4.43%	3.92%	4.02%	4.08%	4.37%	3.95%	4.02%	4.06%
Weighted-average age (in years)	3.0	4.3	4.2	4.0	2.9	3.8	3.8	3.7
Weighted-average expected prepayment (constant prepayment rate)	9.8%	11.6%	9.7%	10.0%	9.4%	11.3%	9.8%	10.0%
Weighted-average expected life (in years)	7.7	6.5	6.9	7.0	8.0	6.8	6.9	7.0
Weighted-average option adjusted spread(d)	9.9%	9.2%	7.2%	8.0%	9.9%	9.2%	7.2%	8.0%
(a)	Represents principal balance of mortgages having corresponding MSR asset.
(b)	Calculated as fair value divided by the servicing portfolio.
(c)	Represents loans sold primarily to GSEs.
(d)	Option adjusted spread is the incremental spread added to the risk-free rate to reflect optionality and other risk inherent in the MSRs.